EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND
Supplement to Summary Prospectus and Prospectus dated August 1, 2019

The following changes are effective December 31, 2019:

1.  The following replaces “Portfolio Manager.” under “Fund Summary”:

Portfolio Managers

Adam A. Weigold, Vice President of BMR, has managed the Fund since March 2014.

Christopher J. Eustance, Vice President of BMR, has managed the Fund since December 31, 2019.

Trevor Smith, Vice President of BMR, has managed the Fund since December 31, 2019.

2.  The following replaces the fifth paragraph under “Management.” In “Management and Organization”:

Adam A. Weigold (since March 2014), Christopher J. Eustance (since December 31, 2019) and Trevor Smith (since December 31, 2019) are the portfolio managers of the Fund. Each portfolio manager is a Vice President of Eaton Vance and BMR, manages other Eaton Vance portfolios, and has been a member of the Eaton Vance municipals team for more than five years.

December 16, 2019	34030 12.16.19

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND
Supplement to Statement of Additional Information dated August 1, 2019

Effective December 31, 2019, the following replace the first two paragraphs and tables under “Portfolio Manager.” in “Investment Advisory and Administrative Services”:

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below. The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Adam A. Weigold
Registered Investment Companies	13	$4,267.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Christopher J. Eustance(1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Trevor Smith(1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	As of October 31, 2019.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended March 31, 2019 and in the Eaton Vance family of funds as of December 31, 2018.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Adam A. Weigold	None	$500,001-$1,000,000
Christopher J. Eustance(1)	None	$100,001-$500,000
Trevor Smith(1)	None	$100,001-$500,000
(1)	As of October 31, 2019.

December 16, 2019